CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2015	Dec. 31, 2014
Preferred Stock, shares authorized	50,000,000	50,000,000
Preferred Stock, par value per share	$ 0.001	$ 0.001
Common Stock, shares authorized	259,000,000
Preferred Stock Undesignated Shares	49,800,000	49,800,000
Common Class A [Member]
Common Stock, shares authorized	250,000,000	250,000,000
Common Stock, par value per share	$ 0.001	$ 0.001
Common Stock, shares issued	28,110,229	29,416,612
Common Stock, shares outstanding	28,110,229	27,029,749
Common Class B [Member]
Common Stock, shares authorized	9,000,000	9,000,000
Common Stock, par value per share	$ 0.001	$ 0.001
Common Stock, shares issued	0	0
Common Stock, shares outstanding	0	0
Preferred Stock [Member]
Preferred Stock, shares authorized	50,000,000	50,000,000
Preferred Stock, par value per share	$ 0.001	$ 0.001
Preferred Stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Series A Preferred Stock [Member]
Preferred Stock, shares authorized	200,000	200,000
Preferred Stock, par value per share	$ 0.001	$ 0.001
Preferred Stock, shares issued	0	86,000
Preferred stock, shares outstanding	0	86,000